Cover	Jun. 23, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	000-56747
Entity Registrant Name	Bubblr, Inc.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N. Gould Street
Entity Address, Address Line Two	#20629
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	647
Local Phone Number	814 7184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	30 N. Gould Street
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801